Contract Assets - Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 91,264	$ 51,731	$ 791,265
Retainage included in contract assets due to being conditional on something other than solely passage of time	2,262,130	1,853,616	$ 797,488
Less: allowance for credit loss	(58,332)	(34,802)
Contract assets, net	2,295,062	1,870,545
Contract assets, current	2,295,062	1,870,545
Contract assets, non-current